WARRANTS LIABILITIES (Details Narrative) - shares	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Warrants Outstanding	0	0
Underwriter [Member] | Private Placement [Member]
Sale of Stock, Number of Shares Issued in Transaction	6,300,000
Warrants [Member] | Underwriter [Member] | Over-Allotment Option [Member]
Sale of Stock, Number of Shares Issued in Transaction	16,300,000
Public Warrant [Member] | Underwriter [Member] | Over-Allotment Option [Member]
Sale of Stock, Number of Shares Issued in Transaction	10,000,000